Financing Arrangements - Summary of Debt (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 29, 2014
Summary of debt outstanding:
Total	$ 4,758,815	$ 7,171,252
Unamortized discount	(662,283)	(67,327)	(383,610)
Total debt, net	4,096,532	7,103,925
Less: current maturities	1,530,046	3,170,672	10,527,825
Long-term portion	2,566,486	3,933,253	1,098,845
Senior Secured Note Payable, due August 2013
Summary of debt outstanding:
Total		1,562,500		150,660
Secured Convertible Notes, due June Through August 2014
Summary of debt outstanding:
Total		770,000
Notes Payable to Directors and Affiliates
Summary of debt outstanding:
Total	1,300,000	2,350,000
Convertible Notes, due March 2015, interest at 10%
Summary of debt outstanding:
Total		575,000
Convertible Term Loans, due December 2016, interest at 10%
Summary of debt outstanding:
Total	2,300,000	500,000
Convertible Subordinated Notes, due March 2012, interest at 6%
Summary of debt outstanding:
Total		112,561
Convertible Subordinated Notes, due April 2015, interest at 9%
Summary of debt outstanding:
Total		200,000
Series Subordinated Notes, as of March 31, 2014 were due from December 2014 through March 2015
Summary of debt outstanding:
Total	613,808	863,808
Notes Payable, due February 2015, interest at 10%
Summary of debt outstanding:
Total		100,000
Notes Payable, due January 2016, interest between 8.25% and 12%
Summary of debt outstanding:
Total	74,486
Note Payable, due August 2021, interest at 0%
Summary of debt outstanding:
Total	192,000
Installment Note Payable - Bank
Summary of debt outstanding:
Total	$ 278,521	$ 137,383